Revenues	6 Months Ended
Jun. 30, 2026
Revenues [Abstract]
REVENUES
NOTE 5:–	REVENUES

Disaggregation of revenue:

The following table disaggregates the Company’s revenues based on the nature and characteristics of its contracts, for the six months ended June 30, 2026 and 2025:

	Six months ended June 30,
	2026	2025
	Unaudited
Sales of products	$1,698,910	$707,021
Services and non-recurring engineering and proof of concept contracts	$378,635	-
	$2,077,545	$707,021

The following table summarizes revenue by region based on the shipping address of customers:

	Six months ended June 30,
	2026		2025
	Amount of revenues	Percentage of revenues	Amount of revenues	Percentage of revenues
	Unaudited

Israel	$1,480,693	71.3%	$491,432	69.5%
England	389,327	18.7%	195,589	27.7%
United States	207,525	10%	-	-
Rest of the world	-	-	20,000	2.8%

	$2,077,545	100%	$707,021	100%